UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street
Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-587-3800

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2005

Item 1. Reports to Stockholders
Performance Overview
Schedule of Investments
Driehaus International Discovery Fund
Portfolio Managers’ Letter
Driehaus International Discovery Fund
Financial Highlights
Driehaus Emerging Markets Growth Fund
Performance Overview
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committee of Listed registrants.
Item 6. Schedule of Investments
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.
Certification
Certification

Item 1. Reports to Stockholders

Driehaus Mutual Funds

Trustees & Officers

Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

A.R. Umans
Trustee

Daniel F. Zemanek
Trustee

Robert F. Moyer
Senior Vice President

John E. Angley
Vice President

Michelle L. Cahoon
Treasurer

Joseph D. McDermott
Chief Compliance Officer

Tina M. Payne
Secretary

Kelly C. Dehler
Assistant Secretary

Candace A. Croal
Assistant Secretary

Investment Adviser

Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

Distributor

Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

Administrator & Transfer Agent

PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Custodian

JPMorgan Chase Bank, N.A.
3 Chase MetroTech Center
Brooklyn, NY 11245	Semi-Annual Report to Shareholders
June 30, 2005

Driehaus International Discovery Fund
Driehaus Emerging Markets Growth Fund

Distributed by:
Driehaus Securities Corporation

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds’ prospectus.

Driehaus International Discovery Fund
Performance Overview	1
Schedule of Investments	2

Driehaus Emerging Markets Growth Fund
Performance Overview	10
Schedule of Investments	11

Each Fund section includes:
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Financial Highlights

Notes to Financial Statements	19

Fund Expense Examples	25

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ policies and procedures with respect to the voting of proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Funds’ website at http://www.driehaus.com.

Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2005 is available without charge, upon request, by calling 1-800-560-6111. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC’s website at http://www.sec.gov; hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. This information is also available on the Funds’ website at http://www.driehaus.com.

Semi-Annual Report to Shareholders
June 30, 2005

Investment Philosophy:

The Adviser seeks to achieve superior investment returns primarily by investing in companies outside the U.S. that are currently demonstrating rapid growth in their sales and earnings and which, in our judgement, have the ability to continue or accelerate their growth rates in the future. The Adviser manages the portfolios actively (above average turnover) to insure that the Funds are fully invested, under appropriate market conditions, in companies that meet these criteria. Investors should note that investments in overseas markets can pose more risks than U.S. investments, and the Funds’ share prices are expected to be more volatile than those of U.S.-only funds. In addition, the Funds’ returns will fluctuate with changes in stock market conditions, currency values, interest rates, foreign government regulations, and economic and political conditions in countries in which the Funds invest. These risks are generally greater when investing in emerging markets.

Driehaus International Discovery Fund

Driehaus Emerging Markets Growth Fund

Driehaus International Discovery Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1998 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/05	1 Year	3 Years	5 Years	(12/31/98 - 06/30/05)

Driehaus International Discovery Fund (DRIDX)[1]	20.30%	16.01%	3.40%	24.06%
MSCI EAFE® Growth Index[2]	11.36%	9.00%	–4.80%	–1.07%
MSCI AC World ex USA Index[3]	16.95%	14.08%	0.76%	4.30%
MSCI AC World ex USA Growth Index[4]	14.51%	11.05%	–3.83%	0.76%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Europe, Australasia and Far East Growth Index (MSCI EAFE® Growth Index) is a subset of the MSCI EAFE® Index (a market capitalization-weighted index designed to measure equity performance in 21 developed markets, excluding the U.S. and Canada) and includes only the MSCI EAFE® Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International All Country World ex USA Index (MSCI AC World ex USA Index) is a market capitalization-weighted index designed to measure equity market performance in 48 global developed and emerging markets, excluding the U.S. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[4]	The Morgan Stanley Capital International All Country World ex USA Growth Index (MSCI AC World ex USA Growth Index) was added as a benchmark because the index includes certain emerging markets countries in which the Fund may invest and which are not included in the MSCI EAFE® Growth Index. The index is a subset of the MSCI AC World ex USA Index and is composed only of the MSCI AC World ex USA Index stocks which are categorized as growth stocks. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2005 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 89.7%

EUROPE — 39.1%
United Kingdom — 6.3%
Admiral Group PLC	358,259	$2,392,032
Burren Energy PLC	261,765	3,138,928
EasyJet PLC**	958,117	4,207,540
NETeller PLC**	173,021	1,969,320
Sportingbet PLC**	836,337	4,894,498
Tullow Oil PLC	1,533,316	5,125,712

		21,728,030

Luxembourg — 3.8%
Stolt Offshore SA**	834,370	7,625,441
Tenaris SA — ADR	71,200	5,572,824

		13,198,265

Germany — 3.8%
Continental AG	66,652	4,808,466
Software AG	132,795	5,506,330
Wincor Nixdorf AG	32,444	2,651,688

		12,966,484

France — 3.7%
Axalto Holding NV**	172,680	5,213,849
JC Decaux SA**	205,801	5,219,771
SR Teleperformance	82,108	2,392,663

		12,826,283

Norway — 3.7%
Petroleum Geo-Services ASA**	244,389	5,887,495
Tandberg Television ASA **	538,220	6,688,852

		12,576,347

Switzerland — 3.4%
Leica Geosystems AG	6,618	2,412,463
Nobel Biocare Holding AG	24,121	4,895,371
Ypsomed Holding AG**	36,974	4,228,156

		11,535,990

Spain — 3.1%
Fadesa Inmobiliaria SA	185,195	5,302,496
Gestevision Telecinco SA	225,781	5,291,913

		10,594,409

Italy — 1.9%
ERG SpA	95,397	1,846,729
Geox SpA	541,245	4,521,296

		6,368,025

Turkey — 1.8%
Denizbank AS**	1,541,421	6,348,046

Netherlands — 1.5%
Aalberts Industries NV	54,172	2,485,616
Core Laboratories NV — ADR**	98,186	2,633,349

		5,118,965

Denmark — 1.5%
GN Store Nord AS	294,000	3,331,519
Topdanmark AS**	23,500	1,714,214

		5,045,733

Ireland — 1.3%
Anglo Irish Bank Corp. PLC	351,584	4,362,876

Hungary — 1.0%
EGIS Rt.	38,231	3,558,606

Greece — 1.0%
Piraeus Bank SA	184,766	3,444,790

Poland — 0.8%
TVN SA**	194,104	2,847,079

Austria — 0.5%
BETandWIN.com Interactive Entertainment AG**	24,662	1,864,579

Total Europe		134,384,507

FAR EAST — 38.7%
Japan — 20.3%
AEON Mall Co., Ltd.	94,300	3,327,434
Arbeit-Times Co., Ltd.	348,600	4,140,038
Bank of Kyoto, Ltd.	570,500	4,854,991
En-Japan, Inc.	1,353	6,166,095
Fujimi, Inc.	38,900	670,157
Hitachi Koki Co., Ltd.	533,000	5,016,867
Hoosiers Corp.	122	493,241
Ibiden Co., Ltd.	188,600	4,952,856
Kenedix, Inc.	2,119	6,004,566
Mori Seiki Co., Ltd.	320,300	3,407,939
Pacific Management Corp.	1,228	4,997,997
Point, Inc.	42,200	1,660,428
Sysmex Corp.	103,000	6,711,127
Toho Titanium Co., Ltd.	149,000	5,486,147
Urban Corp.	179,700	6,957,071
Yamada Denki Co., Ltd.	87,100	5,014,872

		69,861,826

Singapore — 5.2%
Citiraya Industries, Ltd.**#	5,320,000	0
Cosco Corp., Ltd.	5,504,000	6,328,312
Hyflux, Ltd.	1,631,000	4,098,524
StarHub, Ltd.**	6,728,000	7,297,007

		17,723,843

Australia — 4.6%
Aristocrat Leisure, Ltd.	651,197	5,757,926
CSL, Ltd.	109,114	2,804,554
Macquarie Bank, Ltd.	45,870	2,089,115
Zinifex, Ltd.**	2,258,860	5,234,300

		15,885,895

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2005 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Hong Kong — 3.9%
Regal Hotels International Holdings, Ltd.	38,466,000	$3,562,904
Shangri-La Asia, Ltd.	3,322,000	5,128,324
Techtronic Industries Co., Ltd.	1,841,500	4,655,098

		13,346,326

South Korea — 2.7%
CJ Home Shopping	82,786	6,248,000
Seoul Semiconductor Co., Ltd.	104,819	3,159,276

		9,407,276

Taiwan — 1.0%
Motech Industries, Inc.	246,000	3,493,666

Thailand — 0.6%
Sino Thai Engineering & Construction Public Co., Ltd. — NVDR	7,474,200	1,935,478

Indonesia — 0.4%
PT Bank Rakyat Indonesia Tbk	4,978,000	1,479,119

Total Far East		133,133,429

NORTH AMERICA — 9.0%
Canada — 5.9%
Cameco Corp.	103,910	4,636,415
Imax Corp.**	486,158	4,832,411
Niko Resources, Ltd.	57,738	2,719,550
Precision Drilling Corp.**	126,046	4,969,596
Trican Well Service, Ltd.**	123,087	3,026,927

		20,184,899

Bahamas — 1.2%
Steiner Leisure Ltd.	107,500	3,985,025

Mexico — 1.1%
Grupo Aeroportuario del Sureste SA de CV — ADR	124,200	3,955,770

Bermuda — 0.8%
Marvell Technology Group, Ltd. — ADR**	70,746	2,691,178

Total North America		30,816,872

MIDDLE EAST — 1.6%
Egypt — 1.6%
Orascom Telecom Holding SAE — GDR	109,029	5,483,068

Total Middle East		5,483,068

AFRICA — 1.3%
South Africa — 1.3%
Foschini, Ltd.	775,951	4,592,699

Total Africa		4,592,699

Total Equity Securities (Cost $254,995,528)		308,410,575

EQUITY CERTIFICATES — 2.2% (Note C)

FAR EAST — 2.2%
India — 2.2%
Bharat Heavy Electricals, Ltd.†	168,127	3,381,858
Bharti Tele-Ventures, Ltd.**†	750,942	4,194,912

		7,576,770

Total Equity Certificates (Cost $6,881,615)		7,576,770

TOTAL INVESTMENTS
(COST $261,877,143)	91.9%	$315,987,345
Other Assets in Excess of Liabilities	8.1%	27,959,908

Net Assets	100.0%	$343,947,253

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis		$263,274,267

Gross Appreciation		$56,792,247
Gross Depreciation		(4,079,169)

Net Appreciation		$52,713,078

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2005, the value of these restricted securities amounted to $7,576,770 or 2.2% of net assets.

Additional information of each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharat Heavy Electricals, Ltd.	05/25/05 to 06/09/05	$3,431,954
Bharti Tele-Ventures, Ltd.	12/02/04 to 01/28/05	$3,449,661

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2005 (unaudited)

Driehaus International Discovery Fund

Regional Weightings*

Western Europe	34.4%
Asia/ Far East Ex-Japan	20.6%
Japan	20.3%
North America	9.0%
Eastern Europe	4.7%
Middle East	1.6%
Africa	1.3%

Top Ten Holdings*

Stolt Offshore SA	2.2%
StarHub, Ltd.	2.1%
Urban Corp.	2.0%
Sysmex Corp.	2.0%
Tandberg Television ASA	1.9%
Denzibank AS	1.8%
Cosco Corp., Ltd.	1.8%
CJ Home Shopping	1.8%
En-Japan, Inc.	1.8%
Kenedix, Inc.	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2005.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Schedule of Investments
June 30, 2005 (unaudited)

Percent of
Industry	Net Assets

Appliances	0.8%
Banking	6.6%
Broadcasting & Publishing Services	2.4%
Building Materials	0.7%
Business & Public Services	5.7%
Chemicals	1.4%
Construction	0.6%
Consumer Durables/ Multi-Industry	0.5%
Consumer Non-Durables/ Multi-Industry	1.8%
Consumer Services	1.2%
Consumer Services/ Multi-Industry	6.3%
Crude Oil & Gas Production	0.8%
Department Stores	1.3%
Electrical & Electronics	5.8%
Electronic Components	3.8%
Energy Equipment	3.9%
Energy Sources	2.9%
Financial Services	0.8%
Gas Pipelines	1.6%
Health Care	3.5%
Health Care/ Multi-Industry	1.0%
Industrial Components	1.4%
Industrial Machinery	1.0%
Insurance	1.2%
Leisure	1.4%
Leisure & Tourism	4.7%
Machinery & Engineering	1.0%
Merchandising	1.3%
Metals — Nonferrous	4.5%
Oil	3.1%
Real Estate	4.6%
Recreation	1.4%
Semiconductors	0.8%
Technology/ Multi-Industry	2.3%
Telecommunications	2.8%
Telephone Utilities	2.8%
Textiles & Apparel	1.8%
Transportation — Air	1.2%
Transportation/ Multi-Industry	1.2%
Other Assets in Excess of Liabilities	8.1%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Discovery Fund
Statement of Assets and Liabilities
June 30, 2005 (unaudited)

ASSETS:
Investments, at market value (Cost $261,877,143)	$315,987,345
Foreign currency (Cost $2,646,014)	2,603,299
Cash	11,757,891
Receivables:
Dividends	334,637
Interest	16,354
Investment securities sold	12,228,639
Fund shares sold	3,685,500
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	30,691
Prepaid expenses and other assets	18,555

TOTAL ASSETS	346,662,911

LIABILITIES:
Payables:
Investment securities purchased	2,015,061
Fund shares redeemed	181,674
Due to affiliates	416,259
Accrued expenses	102,664

TOTAL LIABILITIES	2,715,658

NET ASSETS	$343,947,253

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	10,091,544

NET ASSET VALUE PER SHARE	$34.08

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2005:
Paid-in capital	$394,861,467
Accumulated net investment loss	(1,283,203)
Accumulated net realized loss	(103,698,441)
Unrealized net foreign exchange loss	(42,772)
Unrealized net appreciation on investments	54,110,202

NET ASSETS	$343,947,253

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Operations
For the six month period January 1, 2005 through June 30, 2005 (unaudited)

INVESTMENT LOSS:
Income:
Dividends (Net of non-reclaimable taxes of $190,409)	$2,207,350
Interest	64,447
Other	1,924

Total income	2,273,721

Expenses:
Investment advisory fee	2,544,712
Administration fee	202,272
Professional fees	71,534
Federal and state registration fees	17,852
Custodian fee	150,810
Transfer agent fees	45,252
Trustees’ fees	18,555
Miscellaneous	100,865

Total expenses	3,151,852

Fees paid indirectly	(150,000)

Net expenses	3,001,852

Net investment loss	(728,131)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	31,097,435
Net realized foreign exchange loss	(32,557)
Net change in unrealized foreign exchange loss	(167,445)
Net change in unrealized appreciation of investments	(5,260,538)

Net realized and unrealized gain on investments and foreign currency transactions	25,636,895

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,908,764

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Statement of Changes in Net Assets

	For the six
	month period
	January 1, 2005
	through	For the year
	June 30, 2005	ended
	(unaudited)	December 31, 2004

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment loss	$(728,131)	$(163,581)
Net realized gain on investments and foreign currency transactions	31,064,878	20,131,509
Net change in unrealized gain (loss) on investments and foreign currency transactions	(5,427,983)	15,335,681

Net increase in net assets resulting from operations	24,908,764	35,303,609

Distributions to shareholders:
Net investment income	—	—
Capital gains	—	(11,619,269)

Total distributions to shareholders	—	(11,619,269)

Capital share transactions:
Proceeds from shares sold	35,825,507	156,011,529
Reinvestment of distributions	—	11,443,961
Cost of shares redeemed	(61,780,154)	(106,830,015)
Redemption fees	6,880	56,976

Net increase (decrease) in net assets derived from capital share transactions	(25,947,767)	60,682,451

Total increase (decrease) in net assets	(1,039,003)	84,366,791

NET ASSETS:

Beginning of period	$344,986,256	$260,619,465

End of period (Including accumulated net investment loss of $1,283,203 and $555,072, respectively )	$343,947,253	$344,986,256

Capital share transactions are as follows:
Shares issued	1,096,650	5,186,245
Shares reinvested	—	382,485
Shares redeemed	(1,899,738)	(3,574,362)

Net increase (decrease) from capital share transactions	(803,088)	1,994,368

Notes to Financial Statements are an integral part of this Statement.

Driehaus International Discovery Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2005		For the year	For the year		For the year		For the year		For the year
	through		ended	ended		ended		ended		ended
	June 30, 2005		December 31,	December 31,		December 31,		December 31,		December 31,
	(unaudited)		2004	2003		2002		2001		2000

Net asset value, beginning of period	$31.67		$29.28	$18.03		$20.70		$24.17		$28.25

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.08)		(0.02)	(0.15)		(0.12)		(0.24)		(0.23)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.49		3.45	11.40		(2.57)		(3.23)		(2.95)

Total income (loss) from investment operations	2.41		3.43	11.25		(2.69)		(3.47)		(3.18)

LESS DISTRIBUTIONS:
Dividends from net investment income	—		—	—		—		—		—
Distributions from capital gains	—		(1.05)	—		—		—		(0.90)

Total distributions	—		(1.05)	—		—		—		(0.90)

Redemption fees added to paid-in capital	0.00	~	0.01	0.00	~	0.02		0.00	~	0.00 ~

Net asset value, end of period	$34.08		$31.67	$29.28		$18.03		$20.70		$24.17

Total Return	7.61	%**	11.95%	62.40%		(12.90)%		(14.36)%		(11.29)%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$343,947		$344,986	$260,619		$68,113		$44,847		$51,405
Ratio of expenses before fees paid indirectly to average net assets	1.86	%*	1.94%	2.02	%†	2.26	%†	2.34	%†	2.10%†
Ratio of net expenses to average net assets	1.77	%*#	1.70%#	2.02	%†#	1.86	%†#	2.31	%†#	2.10%†
Ratio of net investment loss to average net assets	(0.43	)%*#	(0.05)%#	(1.11	)%†#	(0.71	)%†#	(1.12	)%†#	(0.85)%†
Portfolio turnover	114.20	%**	518.81%	515.76%		405.69%		612.64%		407.96%
Annualized portfolio turnover	230.30%		518.81%	515.76%		405.69%		612.64%		407.96%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31, 1998 through December 31, 2001. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first fifty-four months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.40% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.40% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Performance Overview

      The performance summarized below is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. Performance data presented measures the change in the value of an investment in the Fund, assuming reinvestment of all dividends and capital gains. Average annual total return reflects annualized change.

     The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph compares the results of a $10,000 investment in the Fund since December 31, 1997 (the date of the Fund’s inception), with all dividends and capital gains reinvested, with the indicated indexes (and dividends reinvested) for the same period.

				Since Inception
Average Annual Total Returns as of 06/30/05	1 Year	3 Years	5 Years	(12/31/97 - 06/30/05)

Driehaus Emerging Markets Growth Fund (DREGX)[1]	29.71%	23.47%	7.87%	14.33%
MSCI Emerging Markets Index[2]	34.89%	24.42%	7.68%	6.95%
MSCI Emerging Markets Growth Index[3]	31.21%	21.25%	3.60%	5.89%

You cannot invest directly in any of these indices.

[1]	The returns for the periods prior to July 1, 2003, reflect fee waivers and/or reimbursements without which performance would have been lower.

[2]	The Morgan Stanley Capital International Emerging Markets Index (MSCI Emerging Markets Index) is a market capitalization-weighted index designed to measure equity market performance in 26 global emerging markets. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

[3]	The Morgan Stanley Capital International Emerging Markets Growth Index (MSCI Emerging Markets Growth Index) is a subset of the MSCI Emerging Markets Index and includes only the MSCI Emerging Markets Index stocks which are categorized as growth stocks. The index was added in August 2005 as a comparison to the fund’s growth-oriented investment style. Data is in U.S. dollars. Source: Morgan Stanley Capital International Inc.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2005 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

EQUITY SECURITIES — 88.0%

FAR EAST — 42.2%
South Korea — 14.6%
Cheil Communications, Inc.	3,693	$695,006
Daishin Securities Co., Ltd.	62,520	846,909
Humax Co., Ltd.	92,282	1,299,181
Hynix Semiconductor, Inc.**	79,270	1,303,909
Hyundai Engineering & Construction Co., Ltd.**	94,660	2,564,567
Hyundai Motor Co., Ltd.	17,490	973,077
Intelligent Digital Integrated Security Co., Ltd.	70,409	810,708
Korea Electric Power Corp. — ADR	83,000	1,300,610
LG Electronics, Inc.	20,510	1,305,813
MegaStudy Co., Ltd.**	39,740	1,711,108
NHN Corp.**	15,605	1,615,612
Samsung Fire & Marine Insurance Co., Ltd.	11,770	955,494
Shinhan Financial Group Co., Ltd.	66,390	1,728,003
Shinsegae Co., Ltd.	3,516	1,112,464
Yedang Entertainment Co., Ltd.**	87,484	1,405,161

		19,627,622

Taiwan — 11.6%
Acer, Inc.	1,325,000	2,619,364
AU Optronics Corp.	799,000	1,336,911
High Tech Computer Corp.	206,000	1,746,232
Largan Precision Co., Ltd.	213,000	1,401,338
Mega Financial Holding Co., Ltd.	2,283,000	1,505,608
Motech Industries, Inc.	105,000	1,491,199
Polaris Securities Co., Ltd.	3,398,000	1,692,793
Powertech Technology, Inc.	481,000	1,512,277
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	253,023	2,307,569

		15,613,291

Malaysia — 3.5%
PLUS Expressways Berhad	3,253,700	2,808,457
Transmile Group Berhad	666,100	1,858,068

		4,666,525

Indonesia — 2.9%
PT Bank Rakyat Indonesia Tbk	5,911,000	1,756,342
PT Perusahaan Gas Negara Tbk	5,071,500	1,493,910
PT Telekomunikasi Indonesia Tbk	1,331,500	682,121

		3,932,373

Singapore — 2.5%
Citiraya Industries, Ltd.**#	2,216,000	0
Cosco Corp., Ltd.	1,226,000	1,409,613
StarHub, Ltd.**	1,820,000	1,973,923

		3,383,536

Thailand — 2.4%
Charoen Pokphand Foods Public Co., Ltd. — NVDR	19,160,000	1,966,079
True Corporation Public Co., Ltd. — NVDR**	5,227,400	1,315,706

		3,281,785

China — 2.4%
China Oilfield Services, Ltd.	5,288,000	1,955,798
Shanda Interactive Entertainment, Ltd. — ADR**	33,100	1,217,749

		3,173,547

Hong Kong — 2.3%
Dongfang Electrical Machinery Co., Ltd.	1,026,000	963,529
Norstar Founders Group, Ltd.	2,412,000	690,402
Xinao Gas Holdings, Ltd.	2,084,000	1,447,725

		3,101,656

Total Far East		56,780,335

EUROPE — 15.3%
United Kingdom — 3.1%
BHP Billiton PLC	110,369	1,408,545
Burren Energy PLC	129,939	1,558,151
Premier Oil PLC**	92,735	1,158,564

		4,125,260

Turkey — 2.8%
Denizbank AS**	571,376	2,353,102
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS**	779,965	1,395,819

		3,748,921

Hungary — 2.3%
EGIS Rt	19,047	1,772,927
OTP Bank Rt	40,138	1,361,645

		3,134,572

Russia — 2.3%
Lukoil — ADR	25,482	937,992
Sberbank RF	3,243	2,140,380

		3,078,372

Luxembourg — 1.8%
Tenaris SA — ADR	31,600	2,473,332

Austria — 1.6%
Raiffeisen International Bank Holding AG**	33,473	2,140,084

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2005 (unaudited)

	Number	Market
	of	Value
	Shares	(Note A)

Poland — 1.4%
TVN SA**	130,886	$1,919,811

Total Europe		20,620,352

SOUTH AMERICA — 11.4%
Brazil — 9.4%
Banco Bradesco SA	61,580	2,080,916
Companhia Energetica de Minas Gerais (Pref.)	61,100,000	1,919,805
Companhia Vale do Rio Doce — ADR	26,600	778,848
Diagnosticos da America**	170,500	2,295,956
Gol-Linhas Aereas Inteligentes SA — ADR	51,348	1,543,521
Natura Cosmeticos SA	48,490	1,527,491
Petroleo Brasileiro SA — ADR	49,200	2,564,796

		12,711,333

Chile — 1.0%
Enersis SA — ADR	128,300	1,339,452

Argentina — 1.0%
Telecom Argentina SA — ADR**	112,133	1,338,868

Total South America		15,389,653

NORTH AMERICA — 8.1%
Mexico — 8.1%
America Movil SA de CV — ADR — L	27,780	1,655,966
Empresas ICA Sociedad Controladora SA de CV**	3,291,000	1,334,057
Grupo Aeroportuario del Sureste SA de CV — ADR	71,034	2,262,433
Grupo Financiero Banorte SA de CV — O	149,663	985,684
Urbi Desarrollos Urbanos SA de CV**	440,957	2,419,447
Wal-Mart de Mexico SA de CV	540,800	2,194,222

		10,851,809

Total North America		10,851,809

AFRICA — 6.0%
South Africa — 6.0%
Aflease Gold and Uranium Resources, Ltd.**	1,759,937	1,218,360
Aspen Pharmacare Holdings, Ltd.	461,592	1,646,158
Foschini, Ltd.	247,909	1,467,324
MTN Group, Ltd.	229,616	1,522,481
Sasol, Ltd.	81,072	2,196,372

		8,050,695

Total Africa		8,050,695

MIDDLE EAST — 5.0%
Israel — 3.1%
Alvarion, Ltd. — ADR**	82,600	959,812
ECI Telecom, Ltd.**	162,200	1,346,260
Makhteshim-Agan Industries, Ltd.	206,639	1,129,747
Teva Pharmaceutical Industries, Ltd. — ADR	22,300	694,422

		4,130,241

Egypt — 1.9%
Orascom Telecom Holding SAE — GDR**	50,663	2,547,842

Total Middle East		6,678,083

Total Equity Securities (Cost $98,422,192)		118,370,927

EQUITY CERTIFICATES — 4.2% (Note C)

FAR EAST — 4.2%
India — 4.2%
Bharti Tele-Ventures, Ltd.**†	362,998	2,027,779
I-Flex Solutions, Ltd.†	52,111	946,263
Infosys Technologies, Ltd.†	12,823	692,177
UTI Bank, Ltd.†	350,938	1,961,638

		5,627,857

Total Equity Certificates (Cost $4,668,314)		5,627,857

TOTAL INVESTMENTS (COST $103,090,506)	92.2%	$123,998,784
Other Assets in Excess of Liabilities	7.8%	10,538,994

Net Assets	100.0%	$134,537,778

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2005 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:
Basis	$105,008,772

Gross Appreciation	$20,822,950
Gross Depreciation	(1,832,938)

Net Appreciation	$18,990,012

**	Non-income producing security

†	Restricted security — Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At June 30, 2005, the value of these restricted securities amounted to $5,627,857 or 4.2% of net assets.

Additional information of each restricted holding is as follows:

	Acquisition	Acquisition
Security	Date(s)	Cost

Bharti Tele-Ventures, Ltd.	10/07/04 to 01/13/05	$1,282,588
I-Flex Solutions, Ltd.	05/24/05 to 06/22/05	$876,055
Infosys Technologies, Ltd.	11/02/04 to 06/20/05	$547,645
UTI Bank, Ltd.	05/04/05 to 06/24/05	$1,962,026

ADR — American Depository Receipt

GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

#	This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds’ Board of Trustees.

Regional Weightings*

Asia/Far East Ex-Japan	46.4%
South America	11.4%
Eastern Europe	8.8%
North America	8.1%
Western Europe	6.5%
Africa	6.0%
Middle East	5.0%

Top Ten Holdings*

PLUS Expressways Berhad	2.1%
Acer, Inc.	1.9%
Petroleo Brasileiro SA — ADR	1.9%
Hyundai Engineering & Construction Co., Ltd.	1.9%
Orascom Telecom Holding SAE — GDR	1.9%
Tenaris SA — ADR	1.8%
Urbi Desarrollos Urbanos SA de CV	1.8%
Denzibank AS	1.7%
Taiwan Semiconductor Manufacturing Co., Ltd	1.7%
Diagnosticos da America	1.7%

*	All percentages are stated as a percent of net assets at June 30, 2005.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2005 (unaudited)

Percent of
Industry	Net Assets

Airlines	1.2%
Auto Parts	0.5%
Automobiles	0.7%
Banking	10.3%
Broadcasting & Publishing Services	1.9%
Business & Public Services	1.1%
Chemicals	2.5%
Construction	5.0%
Consumer Non-Durables/ Multi-Industry	1.0%
Consumer Services	1.3%
Consumer Services/ Multi-Industry	1.8%
Cosmetics	1.1%
Data Processing	0.5%
Drugs	0.5%
Electrical & Electronics	4.2%
Electrical Utilities	2.0%
Electronic Components	5.8%
Energy/ Multi-Industry	1.5%
Energy Sources	4.2%
Financial Services	6.1%
Food & Household	1.5%
Gas Pipelines	1.8%
Health Care	1.2%
Health Care/ Multi-Industry	1.3%
Industrial Components	0.7%
Insurance	0.7%
Leisure	0.9%
Merchandising	3.6%
Metals — Miscellaneous	0.6%
Metals — Nonferrous	2.0%
Oil	2.6%
Recreation	1.0%
Semiconductor Equipment	1.7%
Services to Medical Professionals	1.7%
Technology/ Multi-Industry	1.7%
Telecommunications	4.2%
Telecommunications Equipment & Services	1.7%
Telephone Utilities	5.6%
Transportation — Air	1.4%
Transportation/ Multi-Industry	1.7%
Utilities	1.4%
Other Assets in Excess of Liabilities	7.8%

TOTAL	100.0%

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Statement of Assets and Liabilities
June 30, 2005 (unaudited)

ASSETS:
Investments, at market value (Cost $103,090,506)	$123,998,784
Foreign currency (Cost $3,331,169)	3,339,454
Cash	5,388,162
Receivables:
Dividends	325,267
Interest	3,229
Investment securities sold	2,808,335
Fund shares sold	1,842,534
Net unrealized appreciation on unsettled foreign currency forward contracts from transaction hedges	3,363
Prepaid expenses and other assets	17,051

TOTAL ASSETS	137,726,179

LIABILITIES:
Payables:
Investment securities purchased	2,732,663
Fund shares redeemed	181,100
Due to affiliates	163,018
Foreign taxes	14,028
Accrued expenses	97,592

TOTAL LIABILITIES	3,188,401

NET ASSETS	$134,537,778

SHARES OUTSTANDING (Unlimited shares authorized, no par value)	5,759,316

NET ASSET VALUE PER SHARE	$23.36

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2005:
Paid-in capital	$102,522,443
Accumulated net investment loss	(522,139)
Undistributed net realized gain	11,627,037
Unrealized net foreign exchange gain	2,159
Unrealized net appreciation on investments	20,908,278

NET ASSETS	$134,537,778

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Operations
For the six month period January 1, 2005 through June 30, 2005 (unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of non-reclaimable taxes of $166,109)	$1,630,337
Interest	18,459
Other	1,295

Total income	1,650,091

Expenses:
Investment advisory fee	1,079,103
Administration fee	100,716
Professional fees	46,096
Federal and state registration fees	13,141
Custodian fee	193,844
Transfer agent fees	27,455
Trustees’ fees	11,868
Miscellaneous	58,930

Total expenses	1,531,153

Fees paid indirectly	(61,000)

Net expenses	1,470,153

Net investment income	179,938

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from security transactions	11,345,644
Net realized foreign exchange loss	(260,220)
Net change in unrealized foreign exchange gain	(44,542)
Net change in unrealized appreciation of investments	(10,486,854)

Net realized and unrealized gain on investments and foreign currency transactions	554,028

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$733,966

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Statement of Changes in Net Assets

	For the six month
	period
	January 1, 2005
	through	For the year
	June 30, 2005	ended
	(unaudited)	December 31, 2004

INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$179,938	$(301,840)
Net realized gain on investments and foreign currency transactions	11,085,424	15,605,052
Net change in unrealized gain (loss) on investments and foreign currency transactions	(10,531,396)	10,297,495

Net increase in net assets resulting from operations	733,966	25,600,707

Distributions to shareholders:
Net investment income	—	(245,634)
Capital gains	—	(11,194,675)

Total distributions to shareholders	—	(11,440,309)

Capital share transactions:
Proceeds from shares sold	34,126,523	56,874,273
Reinvestment of distributions	—	11,397,087
Cost of shares redeemed	(43,831,825)	(38,979,744)
Redemption fees	29,313	42,180

Net increase (decrease) in net assets derived from capital share transactions	(9,675,989)	29,333,796

Total increase (decrease) in net assets	(8,942,023)	43,494,194

NET ASSETS:

Beginning of period	$143,479,801	$99,985,607

End of period (Including accumulated net investment loss of $522,139 and $702,077, respectively )	$134,537,778	$143,479,801

Capital share transactions are as follows:
Shares issued	1,456,147	2,661,957
Shares reinvested	—	530,591
Shares redeemed	(1,934,838)	(1,881,701)

Net increase (decrease) from capital share transactions	(478,691)	1,310,847

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund
Financial Highlights

	For the
	six month
	period
	January 1, 2005	For the year	For the year		For the year		For the year		For the year
	through	ended	ended		ended		ended		ended
	June 30, 2005	December 31,	December 31,		December 31,		December 31,		December 31,
	(unaudited)	2004	2003		2002		2001		2000

Net asset value, beginning of period	$23.00	$20.29	$12.26		$13.27		$13.57		$18.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(0.01)	0.00		(0.09)		(0.11)		0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.34	4.75	8.03		(0.93)		(0.16)		(4.28)

Total income (loss) from investment operations	0.36	4.74	8.03		(1.02)		(0.27)		(4.18)

LESS DISTRIBUTIONS:
Dividends from net investment income	—	(0.04)	—		—		(0.03)		—
Distributions from capital gains	—	(2.00)	—		—		—		(0.61)

Total distributions	—	(2.04)	—		—		(0.03)		(0.61)

Redemption fees added to paid-in capital	0.00 ~	0.01	0.00	~	0.01		0.00	~	0.00 ~

Net asset value, end of period	$23.36	$23.00	$20.29		$12.26		$13.27		$13.57

Total Return	1.57%**	24.12%	65.50%		(7.61)%		(1.98)%		(22.73)%
RATIOS/ SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$134,538	$143,480	$99,986		$35,932		$21,953		$24,158
Ratio of expenses before fees paid indirectly to average net assets	2.13%*	2.23%	2.35	%†	2.50	%†	2.50	%†	2.50%†
Ratio of net expenses to average net assets	2.04%*#	2.03%#	2.34	%†#	2.16	%†#	2.49	%†#	2.50%†
Ratio of net investment income (loss) to average net assets	0.25%*#	(0.29)%#	0.04	%†#	(0.76	)%†#	(0.79	)%†#	0.78%†
Portfolio turnover	205.43%**	356.90%	432.47%		355.14%		505.50%		375.47%
Annualized portfolio turnover	414.26%	356.90%	432.47%		355.14%		505.50%		375.47%

*	Annualized

**	Not Annualized

~	Amount represents less than $0.01 per share

†	Such ratios are after administrative agent and transfer agent waivers and Adviser expense reimbursements, when applicable. PFPC Inc., the administrative agent and transfer agent, waived a portion of its fees from December 31,1997 through December 31, 2000. The Adviser agreed to absorb other operating expenses to the extent necessary to ensure that the total Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap for the first sixty-six months of its operations. For the period June 1, 1999 through June 30, 2002, the operating expense cap was 2.50% of average net assets. For the period July 1, 2002 through June 30, 2003, the Fund was reimbursed for expenses exceeding the 2.50% expense cap after reduction of amounts received through commission recapture programs that were applied to Fund expenses.

#	Such ratios are net of fees paid indirectly (see Note B in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

     The Driehaus Mutual Funds (the “Trust”) is a registered management investment company, organized as a Delaware statutory trust, with two separate series (“Funds”). The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The two Funds included in the Trust are as follows:

Fund	Commencement of Operations

Driehaus International Discovery Fund	12/31/98
Driehaus Emerging Markets Growth Fund	12/31/97

     The investment objective of the Funds is to maximize capital appreciation

     The Driehaus International Discovery Fund seeks to achieve its objective by generally investing in equity securities of small to mid-size foreign companies; however, the Fund may shift its focus toward large cap foreign stocks when market conditions suggest doing so will help the Fund achieve its objective.

     The Driehaus Emerging Markets Growth Fund seeks to achieve its objective by investing primarily in equity securities of emerging markets companies.

Fiscal Year End

     The Fiscal year end for the Funds is December 31.

Securities Valuation and Transactions

     Equity securities are valued at the last sale price as of the close of the appropriate exchange or other designated time. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region.

     Securities transactions are accounted for on trade date. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis. Dividend income, net of non-reclaimable foreign taxes withheld, is recorded on the ex-dividend date.

     The Funds determine income and expenses daily.

Federal Income Taxes

     No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve the Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.

     The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

     For the year ended December 31, 2004, reclassifications were recorded between undistributed net investment loss, undistributed net realized foreign exchange loss, undistributed net realized gain, and paid-in-capital in excess of par for any permanent book to tax differences. These reclassifications relate primarily to foreign currency losses, sales of passive foreign investment companies and capital loss carryforwards.

     During the year ended December 31, 2004, the Driehaus International Discovery Fund utilized $5,786,701 of capital loss carryforwards and as of December 31, 2004, the Fund had capital loss carryforwards of

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

$117,552,403 expiring in 2008 and $24,839,330 expiring in 2009. During the year ended December 31, 2004, the Driehaus Emerging Markets Growth Fund utilized $949,637 of capital loss carryforwards and as of December 31, 2004, the Fund had capital loss carryforwards of $1,594,912 expiring in 2008 and $707,360 expiring in 2009. To the extent that the Funds realize future net capital gains, those capital gains will be offset by any unused capital loss carryforward subject to the limitations described below. For the year ended December 31, 2004, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund realized no post-October capital losses and the Driehaus Emerging Markets Growth Fund realized post-October foreign currency losses of $67,294, which were deferred for tax purposes and were recognized on January 1, 2005.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus International Discovery Fund inherited from its merger with the Driehaus International Growth Fund and the Driehaus European Opportunity Fund on September 29, 2003 of approximately $141,844,375 and $6,334,059, respectively, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

     Included in the capital loss carryforward amounts stated above are capital losses that the Driehaus Emerging Markets Growth Fund inherited from its merger with the Driehaus Asia Pacific Growth Fund on September 29, 2003 of approximately $3,251,909, which may be applied against any realized net taxable capital gains in future years or until December 31, 2009. Section 382 of the Internal Revenue Code imposes certain limitations that will likely reduce the Fund’s ability to use the majority of these capital loss carryforwards.

Distributions to Shareholders

     The Funds had no distributions during the six months ended June 30, 2005.

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Distributions paid from
Ordinary income	$4,447,267	$5,508,814
Net long-term capital gains	7,172,002	5,931,495

Total taxable distributions	$11,619,269	$11,440,309

Total distribution paid	$11,619,269	$11,440,309

     As of December 31, 2004, the components of net assets on a tax basis were as follows:

	Driehaus	Driehaus
	International	Emerging Markets
	Discovery Fund	Growth Fund

Undistributed ordinary income	$4,086,236	$3,280,897
Undistributed long-term capital gains	5,788,286	1,548,048

Accumulated earnings	$9,874,522	$4,828,945
Paid-in capital	420,809,234	112,198,432
Accumulated capital and other losses	(142,391,733)	(2,302,272)
Unrealized appreciation/(depreciation) on foreign currency	111,779	(16,961)
Unrealized appreciation on investments	56,582,454	28,771,657

Net assets	$344,986,256	$143,479,801

     The differences between book-basis and tax-basis unrealized appreciations are attributable primarily to the tax deferral of losses on wash sales and mark-to-market of passive foreign investment companies.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Foreign Currency Translation

     Foreign currency is translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.

     Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contracts underlying securities transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.

     Net realized foreign exchange gains or losses on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency. The Funds had no portfolio hedges during the six months ended June 30, 2005.

     The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) from security transactions and the net change in unrealized appreciation (depreciation) of investments.

Use of Estimates

     The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications

     Under the Funds’ organizational documents, the Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

B.	INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES

     Richard H. Driehaus, the Chairman of the Board and President of the Trust, is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc. (“DCM”), a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

     DCM serves as the Funds’ investment adviser. In return for its services to the Funds, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of each Fund’s average daily net assets.

     The amounts accrued and payable to DCM during the six months ended June 30, 2005, are as follows:

		Advisory Fees
		Payable
		(included in Due
Fund	Advisory Fees	to affiliates)

Driehaus International Discovery Fund	$2,544,712	$416,259
Driehaus Emerging Markets Growth Fund	1,079,103	163,018

     The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the Funds part of the commissions generated. Such rebates are currently used to offset

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

a portion of the Funds’ operating expenses. For the six months ended June 30, 2005, these arrangements reduced the expenses of the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund by $150,000 (4.8%) and $61,000 (4.0%), respectively.

     Driehaus Securities Corporation (“DSC”) is the Funds’ distributor.

     DSC also acts as a broker for the Funds for domestically traded securities. For the six months ended June 30, 2005, the Funds paid the following brokerage commissions:

	Total	Commissions	Shares Traded
Fund	Commissions	Paid to DSC	through DSC

Driehaus International Discovery Fund	$1,876,845	$75,136	3,411,385
Driehaus Emerging Markets Growth Fund	1,515,138	124,957	4,020,998

     A portion of these commissions are, in turn, paid by DSC to third parties for clearing and execution services.

     Certain officers of the Trust are also officers of DCM and DSC. No such officers received compensation from the Funds.

     PFPC Inc., an indirect subsidiary of PNC Bank Corp., serves as the Funds’ administrative and accounting agent. In compensation for these services, PFPC Inc. receives the larger of a monthly minimum fee or a monthly fee based upon average net assets. PFPC Inc. also acts as the transfer agent and dividend disbursing agent for the Funds. In compensation for these services, PFPC Inc. receives a monthly fee based on shareholder processing activity during the month.

C.	DERIVATIVES AND OTHER FINANCIAL INSTRUMENTS

     The Funds invest in equity certificates which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. At June 30, 2005, the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund had unrealized appreciation of $695,155 and $959,543, respectively, as a result of their investment in these financial instruments. The aggregate market values of these certificates for the Driehaus International Discovery Fund and the Driehaus Emerging Markets Growth Fund represented 2.4% and 4.5%, respectively, of their total market values at June 30, 2005.

     At June 30, 2005, the Funds had foreign currency forward contracts outstanding under which they are obligated to exchange currencies at specified future dates. At June 30, 2005, the Funds’ currency transactions are limited to transaction hedges.

     The contractual amounts of foreign currency forward contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

     The Funds had the following outstanding contracts at June 30, 2005:

Driehaus International Discovery Fund

Transaction Hedges:

Foreign Currency Purchased:

US Dollars
Sold
			Settlement	Unrealized)
	Foreign Currency Purchased		Date	Appreciationat June30,2005
				(Depreciation

$849,789	701,926	Euro	July 2005	$1,793
1,163,308	128,906,177	Japanese Yen	July 2005	(1,285)

				$508

Foreign Currency Sold:

US Dollars
Purchased
			Settlement	Unrealized)
	Foreign Currency Sold		Date	Appreciationat June30,2005
				(Depreciation

$1,283,333	1,060,033	Euro	July 2005	$(4,377)
1,361,496	277,764,777	Hungarian Forint	July 2005	(10,014)
7,243,344	802,634,915	Japanese Yen	July 2005	43,044
537,612	3,514,799	Norwegian Krone	July 2005	(4,080)
1,703,019	2,873,503	Singapore Dollar	July 2005	5,610

				$30,183

		Net unrealized appreciation		$30,691

Driehaus Emerging Markets Growth Fund

Transaction Hedges:

Foreign Currency Purchased:

US Dollars
Sold
			Settlement	Unrealized)
	Foreign Currency Purchased		Date	Appreciationat June30,2005
				(Depreciation

$346,266	70,643,230	Hungarian Forint	July 2005	$890
268,554	149,826	Pound Sterling	July 2005	320
128,351	216,567	Singapore Dollar	July 2005	(35)

				$1,175

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Driehaus Emerging Markets Growth Fund — (Continued)

Foreign Currency Sold:

US Dollars
Purchased
			Settlement	Unrealized)
	Foreign Currency Sold		Date	Appreciationat June30,2005
				(Depreciation

$199,960	1,554,348	Hong Kong Dollar	July 2005	$59
514,346	5,020,017,338	Indonesian Rupiah	July 2005	1,692
433,610	241,911	Pound Sterling	July 2005	1,098
90,926	153,420	Singapore Dollar	July 2005	300
131,101	874,924	South African Rand	July 2005	(749)
81,176	108,410	Turkish Lira	July 2005	(212)

				$2,188

		Net unrealized appreciation		$3,363

D.	INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended June 30, 2005, were as follows:

Fund	Purchases	Sales

Driehaus International Discovery Fund	$372,023,373	$417,333,222
Driehaus Emerging Markets Growth Fund	280,619,695	295,871,147

E. RESTRICTED SECURITIES

     Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2005, the Funds held no restricted securities, other than equity certificates. Since an investment in equity certificates represents an agreement entered into with a financial institution, with terms set by such financial institution, these instruments are also deemed to be restricted (see Note C).

F. LINES OF CREDIT

     The Funds have a $50 million line of credit consisting of a $25 million committed line and a $25 million uncommitted line. This line of credit is available primarily to meet large, unexpected shareholder withdrawals subject to certain restrictions. The Funds have agreed to pay commitment fees computed at a rate of ..125% per annum on the average daily amount of the available committed line. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of borrowings plus 1%. At June 30, 2005, the Funds had no outstanding borrowings under the line of credit.

G. OFF BALANCE SHEET RISKS

     The Funds’ investments in foreign securities may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

H. REDEMPTION FEES

     The Funds may charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. This redemption fee became effective for shares purchased after July 31, 2000. The redemption fees are recorded in paid-in capital.

Driehaus Mutual Funds
Notes to Financial Statements — (Continued)

Fund Expense Examples

      As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges; redemption fees; and exchange fees and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2005.

Actual Expenses

     The first line of the tables below (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the tables below (“Hypothetical”) provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Driehaus International Discovery Fund

________________________________________________________________________________

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2005	June 30, 2005	June 30, 2005*

Actual	$1,000	$1,076.10	$9.11

Hypothetical (5% return before expenses)	$1,000	$1,016.02	$8.85

Driehaus Emerging Markets Growth Fund

________________________________________________________________________________

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ending
	January 1, 2005	June 30, 2005	June 30, 2005*

Actual	$1,000	$1,015.70	$10.20

Hypothetical (5% return before expenses)	$1,000	$1,014.68	$10.19

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period in the table below multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the half year period.

Driehaus International Discovery Fund	1.77%
Driehaus Emerging Markets Growth Fund	2.04%

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
On May 16, 2005, the registrant’s Board of Trustees adopted Governance Guidelines and Procedures and a Nominating and Governance Committee Charter. The identification and recommendation of individuals for Board membership is the responsibility of the Nominating and Governance Committee. The Nominating and Governance Committee will independently evaluate candidates for Board membership. Shareholders may submit suggestions for candidates by sending a resume of the candidate to the Secretary of the Fund for the attention of the Chairman of the Nominating and Governance Committee.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus,
Chairman of the Board & President
(principal executive officer)

Date	September 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date	September 6, 2005

By (Signature and Title)*	/s/ Michelle L. Cahoon

Michelle L. Cahoon, Treasurer
(principal financial officer)

Date	September 6, 2005

* Print the name and title of each signing officer under his or her signature.